Dividends	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Dividends
14	Dividend

	2021	2020	2019
	RMB million	RMB million	RMB million
Proposed final – Nil (2020: Nil, 2019: 0.050) per ordinary share	—	—	819
On March 30, 2022, the Group has no profit distribution plan to propose cash dividend for 2021 (2020: Nil, 2019: RMB0.050 per share before tax).